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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21189

Registrant Name: PIMCO New York Municipal Income Fund III

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: September 30, 2007

Date of Reporting Period: June 30, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO New York Municipal Income Fund III
Schedule of Investments
June 30, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
NEW YORK MUNICIPAL BONDS & NOTES–87.2%
$750	Amherst Industrial Dev. Agcy. Rev., 5.20%, 1/1/40 (c)	NR/NR	$744,757
400	Dutchess Cnty. Industrial Dev. Agcy. Rev., 5.25%, 1/1/37	NR/NR	394,328
2,800	East Rochester Housing Auth. Rev., St. Mary’s Residence Project, 5.375%, 12/20/22 (GNMA)	NR/AAA	2,970,716
1,400	Woodland Project, 5.50%, 8/1/33	NR/NR	1,408,008
1,300	Erie Cnty. Industrial Dev. Agcy., Orchard Park Rev., 6.00%, 11/15/36	NR/NR	1,356,628
	Liberty Dev. Corp. Rev.,
1,060	5.25%, 10/1/35	Aa3/AA−	1,148,807
2,990	5.25%, 10/1/35 (g)	Aa3/AA−	3,240,502
1,000	Long Island Power Auth., Electric System Rev., 5.00%, 9/1/27, Ser. C	A3/A−	1,024,400
	Metropolitan Transportation Auth. Rev.,
5,000	5.00%, 11/15/31, Ser. F (MBIA)	Aaa/AAA	5,134,400
6,220	5.00%, 11/15/32, Ser. A (FGIC) (g)	NR/NR	6,393,476
1,000	Monroe Tobacco Asset Securitization Corp., Tobacco Settlement Rev., 6.375%, 6/1/35, (Pre-refunded @ $101, 6/1/10) (a)	Aaa/AAA	1,077,980
2,190	Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser. 128 (g)	Aa1/NR	2,181,393
2,000	Nassau Cnty. Tobacco Settlement Corp., Rev., 6.60%, 7/15/39, (Pre-refunded @ $101, 7/15/09) (a)	Aaa/AAA	2,125,180
	New York City, GO, Ser. I,
7,195	5.00%, 3/1/33	A1/AA	7,322,136
465	5.375%, 3/1/27	A1/AA	488,166
1,285	5.375%, 3/1/27, (Pre-refunded @ $100, 3/1/13) (a)	A1/AA	1,374,911
5,000	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 5.00%, 6/15/32, Ser. A	Aa2/AA+	5,091,100
5,000	New York City Trust for Cultural Res. Rev., 5.00%, 2/1/34 (FGIC) (g)	NR/NR	5,155,050
2,995	New York Cntys. Tobacco Settlement Trust Rev., 5.625%, 6/1/35	Ba1/BBB	3,088,504
1,000	Niagara Falls Public Water Auth., Water & Sewer System Rev.,
	5.00% 7/15/34, Ser. A (MBIA)	Aaa/AAA	1,028,790
1,855	Sachem Central School Dist. of Holbrook, GO, 5.00%, 6/15/30 (MBIA)	Aaa/AAA	1,956,246
	State Dormitory Auth. Rev.,
1,400	Catholic Health of Long Island, 5.10%, 7/1/34	Baa1/BBB	1,412,264
2,250	Jewish Board Family & Children, 5.00%, 7/1/33 (AMBAC)	Aaa/AAA	2,314,417
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/AAA	2,037,000
3,250	Lenox Hill Hospital, Obligation Group, 5.50%, 7/1/30	Ba2/NR	3,362,970
	Long Island Univ., Ser. A (Radian),
2,040	5.00%, 9/1/23	Aa3/AA	2,080,698
4,000	5.00%, 9/1/32	Aa3/AA	4,081,640
3,000	Lutheran Medical Hospital, 5.00%, 8/1/31 (FHA-MBIA)	Aaa/AAA	3,076,080
	Mount St. Mary College (Radian),
2,000	5.00%, 7/1/27	NR/AA	2,055,140
2,000	5.00%, 7/1/32	NR/AA	2,046,700

PIMCO New York Municipal Income Fund III
Schedule of Investments
June 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
$1,000	New York Univ., 5.00%, 7/1/31, Ser. 2 (AMBAC)	Aaa/AAA	$1,022,460
6,150	North General Hospital, 5.00%, 2/15/25	NR/AA−	6,245,816
1,000	North Shore L.I. Jewish Group,
	5.50%, 5/1/33, (Pre-refunded @ $100, 8/15/13) (a)	Aaa/NR	1,078,240
1,000	NY & Presbyterian Hospital, 4.75%, 8/1/27 (AMBAC-FHA)	Aaa/AAA	1,005,250
7,000	Rockefeller Univ., 5.00%, 7/1/32, Ser. A (g)	Aaa/AAA	7,205,240
1,000	School Dist. Financing, 5.00%, 10/1/30, Ser. D (MBIA)	Aaa/AAA	1,030,570
1,250	Skidmore College, 5.00%, 7/1/28 (FGIC)	Aaa/NR	1,294,700
2,500	Sloan-Kettering Center Memorial, 5.00%, 7/1/34, Ser. 1	Aa2/AA	2,555,750
3,740	St. Barnabas Hospital, 5.00%, 2/1/31, Ser. A (AMBAC-FHA)	Aaa/AAA	3,849,470
3,600	State Personal Income Tax, 5.00%, 3/15/32, (Pre-refunded @ $100, 3/15/13) (a)	Aa3/AAA	3,789,000
1,250	Student Housing Corp., 5.125%, 7/1/34, (Pre-refunded @ $100, 7/1/14) (FGIC) (a)	Aaa/AAA	1,335,787
1,500	Teachers College, 5.00%, 7/1/32 (MBIA)	Aaa/NR	1,543,290
2,500	Winthrop-Nassau Univ., 5.75%, 7/1/28	Baa1/NR	2,634,300
620	Winthrop Univ. Hospital Assoc., 5.50%, 7/1/32, Ser. A	Baa1/NR	642,029
2,000	Yeshiva Univ., 5.125%, 7/1/34 (AMBAC)	Aaa/NR	2,088,860
	State Environmental Facs. Corp. Rev. (g),
5,575	4.75%, 7/1/28	Aaa/AAA	5,650,709
8,855	4.75%, 7/15/33	Aaa/AAA	8,947,358
7,375	State Housing Finance Agcy., State Personal Income Tax Rev., 5.00%, 3/15/33, Ser. A, (Pre-refunded @ $100, 3/14/13) (a) (g)	Aa3/AAA	7,762,188
1,900	State Urban Dev. Corp., Personal Income Tax Rev., 5.00%, 3/15/33, Ser. C-1, (Pre-refunded @ $100, 3/15/13) (a)	Aa3/AAA	1,999,750
4,000	Triborough Bridge & Tunnel Auth. Rev., 5.00%, 11/15/32 (MBIA) (g)	Aaa/AAA	4,115,240
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Fac. Rev.,
	Glens Falls Hospital, 5.00%, 12/1/35, Ser. A (FSA)	Aaa/AAA	2,052,800
1,250	Westchester Cnty. Industrial Dev. Agcy. Continuing Care Retirement Rev., Kendal on Hudson, 6.50%, 1/1/34	NR/NR	1,324,888
	Total New York Municipal Bonds & Notes (cost–$141,704,941)		146,346,082
OTHER MUNICIPAL BONDS & NOTES–11.4%
	California–3.8%
5,560	Golden State Tobacco Securitization Corp. Tobacco Settlement Rev., 6.75%, 6/1/39, Ser. 2003-A-1, (Pre-refunded @ $100, 6/1/13) (a)	Aaa/AAA	6,356,915
	District of Columbia–0.1%
175	Tobacco Settlement Financing Corp. Rev., 6.50%, 5/15/33	Baa3/BBB	203,817
	Indiana–1.8%
	Vigo Cnty. Hospital Auth. Rev.,
1,000	5.70%, 9/1/37 (b) (c)	NR/NR	1,008,350
2,000	5.75%, 9/1/42 (b) (c)	NR/NR	2,015,120
			3,023,470

PIMCO New York Municipal Income Fund III
Schedule of Investments
June 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Pennsylvania–0.5%
$1,000	Allegheny Cnty. Hospital Dev. Auth. Rev., 5.375%, 11/15/40, Ser. A	Ba2/BB	$999,000
	Puerto Rico–4.5%
	Children’s Trust Fund, Tobacco Settlement Rev.,
1,700	5.50%, 5/15/39	Baa3/BBB	1,768,867
580	5.625%, 5/15/43	Baa3/BBB	606,622
1,000	Electric Power Auth. Rev., 5.125%, 7/1/29, Ser. NN, (Pre-refunded @ $100, 7/1/13) (a)	A3/BBB+	1,060,480
4,000	Public Building Auth. Rev., Gov’t Facs., 5.00%, 7/1/36, Ser. I (GTD)	Baa3/BBB−	4,066,000
			7,501,969
	Rhode Island–0.3%
500	Tobacco Settlement Financing Corp. Rev., 6.125%, 6/1/32, Ser. A	Baa3/BBB	529,745
	South Carolina–0.3%
370	Tobacco Settlement Rev. Management Auth., 6.375%, 5/15/30, Ser. B	Baa3/BBB	420,187
	Washington–0.1%
135	Tobacco Settlement Auth., Tobacco Settlement Rev., 6.625%, 6/1/32	Baa3/BBB	147,026
	Total Other Municipal Bonds & Notes (cost–$16,661,969)		19,182,129
NEW YORK VARIABLE RATE NOTES (d)–0.5%
700	State Urban Dev. Corp. Rev., 9.377%, 3/15/35 (cost–$764,945)	NR/AAA	796,495
NEW YORK VARIABLE RATE DEMAND NOTES (d) (e)–0.7%
400	Jay Street Dev. Corp. Rev., 3.75%, 7/2/07, Ser. A	VMIG1/A-1+	400,000
	New York City, GO (MBIA),
400	3.81%, 7/2/07, Ser. B	VMIG1/A-1+	400,000
400	3.85%, 7/2/07, Ser. H	VMIG1/A-1	400,000
	Total New York Variable Rate Demand Notes (cost–$1,200,000)		1,200,000
U.S. TREASURY BILLS (f)–0.2%
310	4.39%-4.75%, 8/30/07-9/13/07 (cost–$307,127)		307,127
	Total Investments (cost–$160,638,982)–100.0%		$167,831,833

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity exceeded 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.
(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(b)	144A Security – Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	When-issued or delayed-delivery security. To be settled/delivered after June 30, 2007.
(d)	Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2007.
(e)	Maturity date shown is date of next put.
(f)	All or partial amount segregated as collateral for futures contracts, when-issued and/or delayed-delivery securities.
(g)	Residual Interest Bonds held in trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:

AMBAC – insured by American Municipal Bond Assurance Corp.
FGIC – insured by Financial Guaranty Insurance Co.
FHA – insured by Federal Housing Administration
FSA – insured by Financial Security Assurance, Inc.
GO – General Obligation Bond
GNMA – insured by Government National Mortgage Association

GTD – Guaranteed
MBIA – insured by Municipal Bond Investors Assurance
NR – Not Rated
Radian – insured by Radian Guaranty, Inc.

Other Investments:

(1) Futures contracts outstanding at June 30, 2007:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	U.S. Treasury Notes 5 yr. Futures	117	$12,177	9/28/07	$(56,672)
Short:	U.S. Treasury Bond Futures	(270)	(29,093)	9/19/07	271,360
	U.S. Treasury Notes 10 yr. Futures	(51)	(5,391)	9/19/07	33,867
					$248,555

(2) Transactions in options written for the nine months ended June 30, 2007:

	Contracts	Premiums
Options outstanding, September 30, 2006	62	$11,423
Options written	50	20,931
Options expired	(112)	(32,354)
Options outstanding, June 30, 2007	—	$—

Item 2.    Controls and Procedures

(a)    The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR270.3a-3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)    There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits

(a)    Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income Fund III

By	/s/ Brian S. Shlissel President & Chief Executive Officer

Date: August 28, 2007

By	/s/ Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel President & Chief Executive Officer

Date: August 28, 2007

By	/s/ Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date: August 28, 2007